Fees Summary	Apr. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 308,537.06
Total Fee Amount	42.61
Total Offset Amount	0.00
Net Fee	$ 42.61
Offering Table N/A
Offset Table N/A	N/A